Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following as of June 30, 2018 and December 31, 2017.

	June 30, 2018	December 31, 2017
	(Unaudited)
Furniture and fixtures	$56,890	$56,890
Office equipment	50,669	50,669

	107,559	107,559
Less: accumulated depreciation	(87,499)	(77,005)

	$20,060	$30,554

Property and equipment consisted of the following as of December 31, 2017 and 2016.

	December 31, 2017	December 31, 2016

Furniture and fixtures	$56,890	$56,890
Office equipment	50,670	50,670

	107,560	107,560
Less: accumulated depreciation	(77,006)	(55,494)

	$30,554	$52,066